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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2008 through April 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Mid Cap
Value Fund
--------------------------------------------------------------------------------
Semiannual Report | April 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PCGRX
Class B   PBCGX
Class C   PCCGX
Class R   PCMRX
Class Y   PYCGX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              7
Prices and Distributions                       8
Performance Update                             9
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          25
Notes to Financial Statements                 34
Trustees, Officers and Service Providers      41


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes


2    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    3

Portfolio Management Discussion | 4/30/09

A crisis in the availability of liquidity, or money for financing, in the financial system led to steep declines in stock prices in late 2008 and early 2009, as investors worried that the restricted flow of credit would choke off vital money needed for investment. Those concerns abated somewhat in March and April 2009, however, as investors saw new liquidity appear in the market after extraordinary actions by the federal government. In the following discussion, Rod Wright, leader of the investment team managing the Pioneer Mid Cap Value Fund, reviews the factors that influenced the Fund's performance over the six-month period ended April 30, 2009.

Q How did the Fund perform during the six months ended April 30, 2009?

A Pioneer Mid Cap Value Fund Class A shares had a total return of -2.70% at net asset value for the period. During the same six months, the Russell Midcap Value Index, the Fund's benchmark, returned -6.14%, while the average return of the 333 mutual funds in Lipper's Mid-Cap Value category was -2.31%.

Q What were the principal factors affecting the Fund's performance during the six months ended April 30, 2009?

A At the start of the period, investors worried that a credit crisis, driven by evaporating liquidity, might be spiraling out of control. As a consequence, stocks declined dramatically in late 2008 and the first weeks of 2009. Moreover, controversies about the interventions of branches of the federal government into the private sector contributed further to the growing unease of investors, who sought to avoid risk wherever possible. However, in March and April 2009, market sentiment changed. Investors saw new liquidity in the economy, raising confidence that the federal government would "do what it takes" to keep the economy from collapsing.

  Throughout the six months ended April 30, 2009, we maintained the Fund's focus on high-quality companies with solid balance sheets. This helped the Fund outperform the overall market as measured by the Russell Midcap Value Index. The focus on quality especially helped the Fund in the market slide early in the period, when stocks of companies with the weakest balance sheets declined the most. However, the quality bias meant the Fund did not participate fully in the March and April rally, when the corporations with the most vulnerable financial positions outperformed. For example, in the automotive industry, stock prices of the higher-quality auto parts producers did not snap back as much as did the valuation of Ford Motor, which the Fund did not own because of concerns about its overall financial health.


4    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Q What types of investments contributed the most to the Fund's outperformance during the six months ended April 30, 2009?

A Consistent with our stock-selection investment discipline, individual security selection had the greatest effect on the Fund's results, especially in the financials sector. Overall, the Fund's sector weightings tend to be the result of the cumulative effects of individual stock decisions. These decisions led to an overweighting of information technology and health care stocks and an underweighting of financials stocks--all of which helped performance during the six-month period. However, the Fund's underweightings in consumer discretionary and telecommunication services tended to hold back results.

  Among individual holdings, the top contributor to overall Fund performance was Interpublic Group, which consists of a number of advertising and marketing agencies. The firm rallied when consumer discretionary stocks moved up late in the period. Computer Sciences, which specializes in contract and consulting work as well as the design of information technology systems, also performed very well during the period. Other notable outperformers included Unum, a major insurance company offering life and disability products; Ball, a materials company specializing in beverage containers; and DR Horton, a national homebuilder whose share price rose from depressed levels late in the period. In addition, better-performing investments for the Fund included W.W. Grainger, a distributor of maintenance and servicing supplies; Equifax, which compiles credit reporting information; Newmont Mining, the world's largest gold producer; and Teradata, which provides technical support and services, including data storage. In addition, the decision not to invest in Regions Financial, a banking firm, helped the Fund's returns.

Q What were some of the more disappointing Fund holdings during the six-month period ended April 30, 2009, and what other factors were detractors from performance?

A NCR's share price fell hard as the recession continued, hurting both parts of its business. Its bank-related business focuses on producing ATM machines, while its retail-related business specializes in electronic cash registers. The Fund's not owning any shares of Ford Motor hurt performance relative to the benchmark, as did the lack of an investment in Sun Microsystems, which was acquired during the period. Investments in PNC, a banking institution, Dow Chemical, El Paso, which operates a major natural gas pipeline, and supermarket chain Kroeger also hurt the Fund's returns during the six-month period. Other lagging performers included Zions Bancorporation, Coca-Cola, and Fidelity National Financial, an insurance company.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    5

Q What is your outlook?

A In the final weeks of the six-month period (through April 30, 2009) we have seen a significant change in the financial system, as liquidity has increased, thus allowing more lending activity. While there could be a pullback in stock prices following the March-April rally, we do not expect to see a return to the depressed values we had at the worst of the market downturn on March 9, 2009. As a result, we think upside opportunities might outweigh downside risks, especially because stock prices appear to be reasonable.

  Nevertheless, it is likely that additional credit problems will surface, while controversies over government interventions will continue. As a consequence, many uncertainties remain. Meanwhile, U.S. consumers still are overextended, which may keep consumer demand restrained.


Please refer to the Schedule of Investments on pages 16-24 for a full listing of Fund securities.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Portfolio Summary | 4/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The data below was represented as a pie chart in the printed material]

U.S. Common Stocks                                      89.1%
Temporary Cash Investments                              10.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The data below was represented as a pie chart in the printed material]

Financials                                              25.2%
Information Technology                                  13.6%
Utilities                                               10.4%
Industrials                                              9.6%
Consumer Discretionary                                   9.4%
Consumer Staples                                         9.4%
Health Care                                              9.2%
Energy                                                   6.5%
Materials                                                6.0%
Telecommunication Services                               0.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.    Unum Group                                       3.50%
 2.    Omnicare, Inc.                                   2.95
 3.    The Interpublic Group of Companies, Inc.         2.87
 4.    W.W. Grainger, Inc.                              2.80
 5.    Ball Corp.                                       2.59
 6.    Teradata Corp.                                   2.51
 7.    NSTAR, Inc.                                      2.28
 8.    Renaissancere Holdings, Ltd.                     2.23
 9.    Sempra Energy, Inc.                              2.22
10.    Equifax, Inc.                                    2.00

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    7

Prices and Distributions | 4/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------------------
     Class         4/30/09           10/31/08
---------------------------------------------------
       A           $ 14.45           $ 15.04
---------------------------------------------------
       B           $ 12.05           $ 12.47
---------------------------------------------------
       C           $ 11.95           $ 12.38
---------------------------------------------------
       R           $ 14.24           $ 14.82
---------------------------------------------------
       Y           $ 15.09           $ 15.76
---------------------------------------------------

Distributions per Share: 11/1/08-4/30/09
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
---------------------------------------------------------------------------
       A            $ 0.1809               $--               $--
---------------------------------------------------------------------------
       B            $ 0.0160               $--               $--
---------------------------------------------------------------------------
       C            $ 0.0449               $--               $--
---------------------------------------------------------------------------
       R            $ 0.1512               $--               $--
---------------------------------------------------------------------------
       Y            $ 0.2763               $--               $--
---------------------------------------------------------------------------


8    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2009)
-----------------------------------------------------------------------
                                         Net Asset     Public Offering
Period                                   Value (NAV)   Price (POP)
-----------------------------------------------------------------------
 10 Years                                  4.65%         4.04%
 5 Years                                  -0.12         -1.30
 1 Year                                  -30.68        -34.67
-----------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2009, as
amended June 1, 2009)
-----------------------------------------------------------------------
                                          Gross          Net
-----------------------------------------------------------------------
                                           1.50%         1.50%
-----------------------------------------------------------------------


[The data below was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Mid Cap                    Russell Midcap
                         Value Fund                         Value Index
4/99                        9,425                             10,000
                            9,968                              9,551
4/01                       12,225                             11,423
                           12,738                             12,384
4/03                       10,926                             10,714
                           14,945                             14,456
4/05                       17,333                             17,391
                           20,145                             21,695
4/07                       23,611                             25,959
                           21,428                             22,934
4/09                       14,855                             14,503


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    9

Performance Update | 4/30/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2009)
----------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
----------------------------------------------------------------------
 10 Years                                    3.72%         3.72%
 5 Years                                    -1.07         -1.07
 1 Year                                    -31.36         -34.1
----------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2009, as
amended June 1, 2009)
----------------------------------------------------------------------
                                             Gross          Net
----------------------------------------------------------------------
                                             2.57%          2.57%
----------------------------------------------------------------------


[The data below was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Mid Cap                    Russell Midcap
                         Value Fund                         Value Index
4/99                       10,000                             10,000
                           10,488                              9,551
4/01                       12,760                             11,423
                           13,191                             12,384
4/03                       11,220                             10,714
                           15,210                             14,456
4/05                       17,475                             17,391
                           20,119                             21,695
4/07                       23,369                             25,959
                           21,001                             22,934
4/09                       14,414                             14,503


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2009)
----------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
----------------------------------------------------------------------
 10 Years                                    3.75%          3.75%
 5 Years                                    -0.96          -0.96
 1 Year                                    -31.26         -31.26
----------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2009, as
amended June 1, 2009)
----------------------------------------------------------------------
                                             Gross          Net
----------------------------------------------------------------------
                                             2.40%          2.40%
----------------------------------------------------------------------


[The data below was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Mid Cap                    Russell Midcap
                         Value Fund                         Value Index
4/99                       10,000                             10,000
                           10,484                              9,551
4/01                       12,739                             11,423
                           13,165                             12,384
4/03                       11,193                             10,714
                           15,165                             14,456
4/05                       17,442                             17,391
                           20,104                             21,695
4/07                       23,368                             25,959
                           21,027                             22,934
4/09                       14,455                             14,503


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    11

Performance Update | 4/30/09                           Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2009)
----------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
----------------------------------------------------------------------
 10 Years                                    4.32%          4.32%
 5 Years                                    -0.36          -0.36
 1 Year                                    -30.86         -30.86
----------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2009, as
amended June 1, 2009)
----------------------------------------------------------------------
                                             Gross          Net
----------------------------------------------------------------------
                                             1.80%          1.80%
----------------------------------------------------------------------


[The data below was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Mid Cap                    Russell Midcap
                         Value Fund                         Value Index
4/99                       10,000                             10,000
                           10,521                              9,551
4/01                       12,840                             11,423
                           13,312                             12,384
4/03                       11,366                             10,714
                           15,536                             14,456
4/05                       17,999                             17,391
                           20,860                             21,695
4/07                       24,401                             25,959
                           22,073                             22,934
4/09                       15,260                             14,503


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2009)
----------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
----------------------------------------------------------------------
 10 Years                                    5.15%          5.15%
 5 Years                                     0.34           0.34
 1 Year                                    -30.32         -30.32
----------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2009, as
amended June 1, 2009)
----------------------------------------------------------------------
                                             Gross          Net
----------------------------------------------------------------------
                                             1.01%          1.01%
----------------------------------------------------------------------


[The data below was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Mid Cap                    Russell Midcap
                         Value Fund                         Value Index
4/99                       10,000                             10,000
                           10,626                              9,551
4/01                       13,093                             11,423
                           13,708                             12,384
4/03                       11,817                             10,714
                           16,244                             14,456
4/05                       18,956                             17,391
                           22,123                             21,695
4/07                       26,032                             25,959
                           23,710                             22,934
4/09                       16,522                             14,503


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those for Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from November 1, 2008 through April 30, 2009.


------------------------------------------------------------------------------------------------------------
 Share Class                          A               B               C               R               Y
------------------------------------------------------------------------------------------------------------
 Beginning Account                $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 11/1/08
------------------------------------------------------------------------------------------------------------
 Ending Account Value               $973.00         $967.60         $968.90         $971.20         $975.40
 (after expenses) on 4/30/09
------------------------------------------------------------------------------------------------------------
 Expenses Paid                        $7.34          $12.49          $11.72           $8.80           $4.95
 During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.56%, 2.40%, 1.80%, and 1.01% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).


14    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2008 through April 30, 2009.


------------------------------------------------------------------------------------------------------------
 Share Class                          A               B               C               R               Y
------------------------------------------------------------------------------------------------------------
 Beginning Account                $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 11/1/08
------------------------------------------------------------------------------------------------------------
 Ending Account Value             $1,017.36       $1,012.10       $1,012.89       $1.015.87       $1,019.79
 (after expenses) on 4/30/09
------------------------------------------------------------------------------------------------------------
 Expenses Paid                        $7.50          $12.77          $11.98           $9.00           $5.06
During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.56%, 2.40%, 1.80%, and 1.01% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    15

Schedule of Investments | 4/30/09 (unaudited)


------------------------------------------------------------------
Shares                                              Value
------------------------------------------------------------------
               COMMON STOCKS -- 98.1%
               ENERGY -- 6.4%
               Coal & Consumable Fuels -- 0.8%
  358,797      Consol Energy, Inc.                  $   11,223,170
------------------------------------------------------------------
               Oil & Gas Drilling -- 0.8%
  152,460      Transocean, Ltd.*                    $   10,288,001
------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.6%
  378,909      Smith International, Inc.            $    9,794,798
  667,360      Weatherford International, Inc.*         11,098,197
                                                    --------------
                                                    $   20,892,995
------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.2%
  183,374      Devon Energy Corp.                   $    9,507,942
  243,929      Range Resources Corp                      9,749,842
  293,093      XTO Energy, Inc.                         10,158,603
                                                    --------------
                                                    $   29,416,387
------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.0%
1,882,840      El Paso Corp. (b)                    $   12,991,596
                                                    --------------
               Total Energy                         $   84,812,149
------------------------------------------------------------------
               MATERIALS -- 5.9%
               Diversified Chemical -- 0.5%
  125,000      FMC Corp.                            $    6,091,250
------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.6%
  182,018      The Mosaic Co.*(b)                   $    7,362,628
------------------------------------------------------------------
               Gold -- 0.9%
  315,329      Newmont Mining Corp. (b)             $   12,688,839
------------------------------------------------------------------
               Industrial Gases -- 1.4%
  289,133      Air Products & Chemicals, Inc.       $   19,053,865
------------------------------------------------------------------
               Metal & Glass Containers -- 2.5%
  897,475      Ball Corp. (b)                       $   33,852,757
                                                    --------------
               Total Materials                      $   79,049,339
------------------------------------------------------------------
               CAPITAL GOODS -- 3.4%
               Electrical Component & Equipment -- 0.4%
  150,000      Rockwell International Corp.         $    4,738,500
------------------------------------------------------------------
               Industrial Machinery -- 0.3%
   75,000      SPX Corp.                            $    3,462,750
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

---------------------------------------------------------------------------
Shares                                                       Value
---------------------------------------------------------------------------
               Trading Companies & Distributors -- 2.7%
  436,610      W.W. Grainger, Inc. (b)                       $   36,622,847
                                                             --------------
               Total Capital Goods                           $   44,824,097
---------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 6.1%
               Environmental & Facilities Services -- 2.5%
  436,610      Republic Services, Inc.                       $    9,168,810
  900,000      Waste Management, Inc*(b)                         24,003,000
                                                             --------------
                                                             $   33,171,810
---------------------------------------------------------------------------
               Office Services & Supplies -- 1.6%
  751,938      Avery Dennison Corp. (b)                      $   21,610,698
---------------------------------------------------------------------------
               Research & Consulting Services -- 2.0%
  900,000      Equifax, Inc.*                                $   26,244,000
                                                             --------------
               Total Commercial Services & Supplies          $   81,026,508
---------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 0.9%
               Auto Parts & Equipment -- 0.4%
  184,586      BorgWarner, Inc.                              $    5,343,765
---------------------------------------------------------------------------
               Automobile Manufacturers -- 0.5%
1,209,500      Ford Motor Corp.*                             $    7,232,810
                                                             --------------
               Total Automobiles & Components                $   12,576,575
---------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.4%
               Footwear -- 0.4%
  110,928      Nike, Inc.                                    $    5,820,392
---------------------------------------------------------------------------
               Homebuilding -- 1.0%
  309,900      D.R. Horton, Inc. (b)                         $    4,044,195
  811,800      Pulte Homes, Inc.*                                 9,343,818
                                                             --------------
                                                             $   13,388,013
                                                             --------------
               Total Consumer Durables & Apparel             $   19,208,405
---------------------------------------------------------------------------
               CONSUMER SERVICES -- 0.8%
               Restaurants -- 0.8%
  709,900      Starbucks Corp.*                              $   10,265,154
                                                             --------------
               Total Consumer Services                       $   10,265,154
---------------------------------------------------------------------------
               MEDIA -- 4.4%
               Advertising -- 2.8%
6,000,000      The Interpublic Group of Companies, Inc.*     $   37,560,000
---------------------------------------------------------------------------
               Movies & Entertainment -- 1.6%
1,100,000      Viacom, Inc. (Class B)*(b)                    $   21,164,000
                                                             --------------
               Total Media                                   $   58,724,000
---------------------------------------------------------------------------
               RETAILING -- 1.7%
               Apparel Retail -- 1.2%
1,067,267      Gap, Inc. (b)                                 $   16,585,329
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    17

------------------------------------------------------------------------
Shares                                                    Value
------------------------------------------------------------------------
               Department Stores -- 0.5%
  194,049      J.C. Penney Co., Inc.                      $    5,955,364
                                                          --------------
               Total Retailing                            $   22,540,693
------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 2.9%
               Food Retail -- 2.9%
  582,146      Kroger Co.                                 $   12,585,997
1,327,954      Safeway, Inc.                                  26,227,092
                                                          --------------
                                                          $   38,813,089
                                                          --------------
               Total Food & Drug Retailing                $   38,813,089
------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 4.1%
               Brewers -- 1.3%
  436,610      Molson Coors Brewing Co. (Class B)         $   16,700,333
------------------------------------------------------------------------
               Distillers & Vintners -- 0.5%
  599,100      Constellation Brands, Inc.*                $    6,943,569
------------------------------------------------------------------------
               Packaged Foods & Meats -- 1.1%
  388,097      The J.M. Smucker Co.                       $   15,291,022
------------------------------------------------------------------------
               Tobacco -- 1.2%
  250,000      Lorillard, Inc.                            $   15,782,500
                                                          --------------
               Total Food, Beverage & Tobacco             $   54,717,424
------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
               Household Products -- 0.7%
  175,000      Energizer Holdings, Inc.*                  $   10,027,500
------------------------------------------------------------------------
               Personal Products -- 1.5%
  654,914      Estee Lauder Co.                           $   19,581,929
                                                          --------------
               Total Household & Personal Products        $   29,609,429
------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 6.3%
               Health Care Distributors -- 1.3%
  531,261      Cardinal Health, Inc.                      $   17,951,309
------------------------------------------------------------------------
               Health Care Equipment -- 1.1%
  330,853      Zimmer Holdings, Inc.*                     $   14,554,223
------------------------------------------------------------------------
               Health Care Services -- 2.9%
1,500,000      Omnicare, Inc.                             $   38,565,000
------------------------------------------------------------------------
               Managed Health Care -- 1.0%
  250,000      Aetna, Inc.                                $    5,502,500
  375,000      CIGNA Corp.                                     7,391,250
                                                          --------------
                                                          $   12,893,750
                                                          --------------
               Total Health Care Equipment & Services     $   83,964,282
------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 2.7%
               Life Sciences Tools & Services -- 1.3%
  495,600      Thermo Fisher Scientific, Inc.*            $   17,385,648
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

-----------------------------------------------------------------------
Shares                                                   Value
-----------------------------------------------------------------------
               Pharmaceuticals -- 1.4%
  873,219      Forest Laboratories, Inc.*                $   18,940,120
                                                         --------------
               Total Pharmaceuticals & Biotechnology     $   36,325,768
-----------------------------------------------------------------------
               BANKS -- 4.7%
               Regional Banks -- 2.6%
  242,561      City National Corp. (b)                   $    8,877,733
  800,000      First Horizon National Corp.*(b)               9,207,995
  581,487      KeyCorp (b)                                    3,576,145
  218,305      PNC Bank Corp.                                 8,666,709
  339,585      Zions BanCorp. (b)                             3,711,664
                                                         --------------
                                                         $   34,040,246
-----------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 2.1%
  872,151      New York Community Bancorp, Inc. (b)      $    9,864,028
1,164,291      People's Bank, Inc.                           18,186,225
                                                         --------------
                                                         $   28,050,253
                                                         --------------
               Total Banks                               $   62,090,499
-----------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.7%
               Asset Management & Custody Banks -- 2.0%
  194,049      Franklin Resources, Inc.                  $   11,736,084
  283,232      Northern Trust Corp.                          15,396,492
                                                         --------------
                                                         $   27,132,576
-----------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.9%
  450,000      Lazard, Ltd. (b)                          $   12,285,000
-----------------------------------------------------------------------
               Specialized Finance -- 0.8%
   45,000      CME Group, Inc. (b)                       $    9,960,750
                                                         --------------
               Total Diversified Financials              $   49,378,326
-----------------------------------------------------------------------
               INSURANCE -- 10.8%
               Insurance Brokers -- 3.0%
  600,000      Aon Corp. (b)                             $   25,320,000
  690,328      Marsh & McLennan Co., Inc.*                   14,559,018
                                                         --------------
                                                         $   39,879,018
-----------------------------------------------------------------------
               Life & Health Insurance -- 3.8%
  449,700      Lincoln National Corp.                    $    5,054,628
2,800,000      UNUM Group                                    45,752,000
                                                         --------------
                                                         $   50,806,628
-----------------------------------------------------------------------
               Property & Casualty Insurance -- 1.8%
  381,209      Axis Capital Holdings, Ltd.               $    9,392,990
1,000,000      Progressive Corp.*                            15,280,000
                                                         --------------
                                                         $   24,672,990
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    19

-----------------------------------------------------------------------
Shares                                                   Value
-----------------------------------------------------------------------
               Reinsurance -- 2.2%
  600,000      Renaissancere Holdings, Ltd.              $   29,196,000
                                                         --------------
               Total Insurance                           $  144,554,636
-----------------------------------------------------------------------
               REAL ESTATE -- 5.5%
               Diversified Real Estate Investment Trust -- 0.6%
  165,509      Vornado Realty Trust (b)                  $    8,091,714
-----------------------------------------------------------------------
               Mortgage Real Estate Investment Trust -- 1.9%
1,794,949      Annaly Capital Management, Inc.           $   25,254,932
-----------------------------------------------------------------------
               Office Real Estate Investment Trust -- 0.6%
  153,493      Boston Properties, Inc.                   $    7,585,624
-----------------------------------------------------------------------
               Residential Real Estate Investment Trust -- 0.3%
  194,049      Equity Residential Property Trust         $    4,441,782
-----------------------------------------------------------------------
               Retail Real Estate Investment Trust -- 0.9%
  242,561      Kimco Realty Corp. (b)                    $    2,915,583
  240,135      Regency Centers Corp.                          8,993,056
                                                         --------------
                                                         $   11,908,639
-----------------------------------------------------------------------
               Specialized Real Estate Investment Trust -- 1.2%
  161,546      Public Storage, Inc. (b)                  $   10,800,966
  194,049      Ventas, Inc.*                                  5,557,563
                                                         --------------
                                                         $   16,358,529
                                                         --------------
               Total Real Estate                         $   73,641,220
-----------------------------------------------------------------------
               SOFTWARE & SERVICES -- 6.0%
               Data Processing & Outsourced Services -- 4.6%
1,261,316      Western Union Co.                         $   21,127,043
  650,000      Computer Sciences Corp.*                      24,024,000
  422,250      Fiserv, Inc.*                                 15,758,370
                                                         --------------
                                                         $   60,909,413
-----------------------------------------------------------------------
               Home Entertainment Software -- 0.5%
  353,848      Electronic Arts, Inc.*                    $    7,200,807
-----------------------------------------------------------------------
               Internet Software & Services -- 0.9%
  750,000      eBAY, Inc.*                               $   12,352,500
                                                         --------------
               Total Software & Services                 $   80,462,720
-----------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.1%
               Computer Hardware -- 4.9%
  737,094      Dell, Inc.*                               $    8,565,032
2,401,350      NCR Corp.*                                    24,373,703
1,964,741      Teradata Corp.*                               32,850,470
                                                         --------------
                                                         $   65,789,205
-----------------------------------------------------------------------
               Office Electronics -- 1.2%
2,668,167      Xerox Corp.                               $   16,302,500
                                                         --------------
               Total Technology Hardware & Equipment     $   82,091,705
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                SEMICONDUCTORS -- 1.2%
                Semiconductor Equipment -- 0.6%
    603,976     Applied Materials, Inc. (b)                                  $    7,374,547
-------------------------------------------------------------------------------------------
                Semiconductors -- 0.6%
    388,097     Analog Devices, Inc.                                         $    8,258,704
                                                                             --------------
                Total Semiconductors                                         $   15,633,251
-------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 0.7%
                Integrated Telecommunication Services -- 0.7%
  1,098,143     Windstream Corp. (b)                                         $    9,114,587
                                                                             --------------
                Total Telecommunication Services                             $    9,114,587
-------------------------------------------------------------------------------------------
                UTILITIES -- 10.2%
                Electric Utilities -- 2.7%
    679,170     Edison International, Inc.                                   $   19,363,137
    197,081     FirstEnergy Corp.                                                 8,060,613
    307,100     Southern Co.                                                      8,869,044
                                                                             --------------
                                                                             $   36,292,794
-------------------------------------------------------------------------------------------
                Gas Utilities -- 0.8%
    365,861     Questar Corp.                                                $   10,873,389
-------------------------------------------------------------------------------------------
                Multi-Utilities -- 6.7%
    950,000     NSTAR, Inc. (b)                                              $   29,839,500
    381,617     PG&E Corp. (b)                                                   14,165,623
    515,197     Public Service Enterprise Group, Inc.                            15,373,479
    630,658     Sempra Energy, Inc.                                              29,022,881
                                                                             --------------
                                                                             $   88,401,483
                                                                             --------------
                Total Utilities                                              $  135,567,666
-------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $1,482,943,400)                                        $1,308,991,522
===========================================================================================
Principal
Amount
-------------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 11.9%
                Repurchase Agreements -- 1.8%
$ 6,160,000     Bank of America, 0.17%, dated 4/30/09, repurchase price
                of $6,160,000 plus accrued interest on 5/1/09
                collateralized by $6,283,200 Federal National Mortgage
                Association, 5.5%, 2/1/38                                    $    6,160,000
  6,160,000     Barclays Plc, 0.17%, dated 4/30/09, repurchase price of
                $6,160,000 plus accrued interest on 5/1/09 collateralized
                by the following:
                $224,006 Federal National Mortgage Association,
                6.5%, 9/1/37
                $6,059,194 Federal National Mortgage Association
                (ARM), 5.144 - 6.657%, 9/1/36 - 9/1/37                            6,160,000


The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    21

--------------------------------------------------------------------------------------------
Principal
Amount                                                                        Value
--------------------------------------------------------------------------------------------
                 Repurchase Agreements -- (continued)
$ 6,160,000      BNP Paribas Securities Corp., 0.15%, dated 4/30/09,
                 repurchase price of $6,160,000 plus accrued interest on
                 5/1/09 collateralized by the following:
                 $1,852,992 Non-Callable U.S. Treasury Interest Strip,
                 0.0%, 2/15/38
                 $4,430,208 U.S. Treasury Interest Strip, 0.0%,
                 11/15/17 - 8/15/23                                           $    6,160,000
  6,160,000      Deutsche Bank, 0.16%, dated 4/30/09, repurchase price of
                 $6,160,000 plus accrued interest on 5/1/09 collateralized
                 by the following:
                 $1,891,847 Freddie Mac Giant, 5.0 - 7.0%,
                 5/1/22 - 2/1/39
                 $11,056 Federal Home Loan Mortgage Corp.,
                 5.339%, 9/1/32
                 $1,154,105 Federal National Mortgage Association
                 (ARM), 4.358 - 6.053%, 5/1/36 - 5/1/38
                 $1,551,676 Federal National Mortgage Association,
                 5.0 - 7.0%, 3/1/34 - 10/1/38
                 $1,674,516 Government National Mortgage Association,
                 6.0 - 7.0%, 10/15/37 - 11/15/38                                   6,160,000
                                                                              --------------
                                                                              $   24,640,000
--------------------------------------------------------------------------------------------
                 SECURITIES LENDING COLLATERAL -- 10.1% (c)
                 Certificates of Deposit:
  3,134,814      Abbey National Plc, 1.58%, 8/13/09                           $    3,134,814
  3,134,801      Bank of Nova Scotia, 1.58%, 5/5/09                                3,134,801
  5,014,341      Bank of Scotland NY, 1.45%, 6/5/09                                5,014,341
  5,642,666      Barclays Bank, 1.15%, 5/27/09                                     5,642,666
  5,642,666      DnB NOR Bank ASA NY, 1.5%, 6/5/09                                 5,642,666
  5,742,980      Intesa SanPaolo S.p.A., 1.05%, 5/22/09                            5,742,980
  4,702,222      Royal Bank of Canada NY, 1.44%, 8/7/09                            4,702,222
  5,642,666      Svenska Bank NY, 1.48%, 7/8/09                                    5,642,666
  6,269,629      CBA, 1.35%, 7/16/09                                               6,269,629
  6,269,629      Societe Generale, 1.75%, 9/4/09                                   6,269,629
  6,269,629      U.S. Bank NA, 1.35%, 8/24/09                                      6,269,629
                                                                              --------------
                                                                              $   57,466,042
--------------------------------------------------------------------------------------------
                 Commercial Paper:
  6,269,629      Monumental Global Funding, Ltd., 1.64%, 8/17/09              $    6,269,629
  3,134,814      CME Group, Inc., 1.44%, 8/6/09                                    3,134,814
  6,156,776      American Honda Finance Corp., 1.27%, 7/14/09                      6,156,776
  6,269,629      HSBC Bank, Inc., 1.64%, 8/14/09                                   6,269,629
  1,567,407      IBM, 1.47%, 9/25/09                                               1,567,407
  5,642,666      MetLife Global Funding, 1.71%, 6/12/09                            5,642,666
  5,642,666      New York Life Global, 1.37%, 9/4/09                               5,642,666
  5,329,185      Westpac Banking Corp., 0.96%, 6/1/09                              5,329,185
                                                                              --------------
                                                                              $   40,012,771
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

------------------------------------------------------------------------------
Principal
Amount                                                          Value
------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
$ 25,078,515     Deutsche Bank, 0.15%, 5/1/09                   $   25,078,515
   6,617,468     Barclays Capital Markets, 0.15%, 5/1/09             6,617,468
                                                                --------------
                                                                $   31,695,983
==============================================================================
 Shares
                 Money Market Mutual Fund:
   6,269,629     JPMorgan U.S. Government Money Market Fund     $    6,269,628
                                                                --------------
                                                                $  135,444,424
------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $166,244,425)                            $  160,084,424
------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES - 110.0%
                 (Cost $1,643,027,825) (a)                      $1,469,075,946
------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES - (10.0)%         $    1,571,226
------------------------------------------------------------------------------
                 TOTAL NET ASSETS - (100.0%)                    $1,335,202,751
==============================================================================

*   Non-income producing security.

(a) At April 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,655,114,021 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                             $  75,175,554
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                              (261,213,629)
                                                                                  -------------
      Net unrealized loss                                                         $(186,038,075)
                                                                                  =============

(b) At April 30, 2009, the following securities were out on loan:



------------------------------------------------------------------
    Shares      Description                          Value
------------------------------------------------------------------
     27,500     Aon Corp.                            $  1,160,500
     40,000     Applied Materials, Inc.                   488,400
    229,700     Avery Dennison Corp.                    6,601,578
    103,600     Ball Corp.                              3,907,792
    239,500     City National Corp.                     8,765,700
     16,000     CME Group, Inc.                         3,541,600
      1,600     D.R. Horton, Inc.                          20,880
    450,700     El Paso Corp.                           3,109,830
    454,200     First Horizon National Corp.*           5,227,842
    421,500     Gap, Inc.                               6,550,110
    936,500     KeyCorp                                 5,759,475
    239,000     Kimco Realty Corp.                      2,872,780
     24,100     Lazard, Ltd.                              657,930
     86,400     The Mosaic Co.*                         3,494,880
    823,800     New York Community Bancorp, Inc.        9,317,178

The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    23

----------------------------------------------------------
     Shares      Description                 Value
----------------------------------------------------------
      20,000     Newmont Mining Corp.        $    804,800
       8,000     NSTAR, Inc.                      251,280
       7,700     PG&E Corp.                       285,824
       9,600     Public Storage, Inc.             641,856
     255,400     Viacom, Inc. (Class B)*        4,913,896
     119,100     Vornado Realty Trust           5,822,799
     271,800     W.W. Grainger, Inc.           22,798,584
     890,000     Waste Management, Inc*        23,736,300
     960,000     Windstream Corp.               7,968,000
     225,500     Zions BanCorp.                 2,464,715
----------------------------------------------------------
                 Total                       $131,164,529
==========================================================

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2009 aggregated $380,166,250 and $494,464,706, respectively.

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:



------------------------------------------------------------------
                                                    Investments in
 Valuation Inputs                                   Securities
------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $1,308,991,522
 Level 2 -- Other Significant Observable Inputs        160,084,424
 Level 3 -- Significant Unobservable Inputs                     --
------------------------------------------------------------------
 Total                                              $1,469,075,946
==================================================================


The accompanying notes are an integral part of these financial statements.


24    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Statement of Assets and Liabilities | 4/30/09 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $131,164,529)
   (cost $1,643,027,825)                                                     $1,469,075,946
  Cash                                                                            5,479,176
  Receivables --
   Investment securities sold                                                    14,396,235
   Fund shares sold                                                               1,764,080
   Dividends and interest                                                         1,279,242
  Other                                                                              81,416
-------------------------------------------------------------------------------------------
     Total assets                                                            $1,492,076,095
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                           $   19,903,522
   Fund shares repurchased                                                          976,611
   Upon return of securities loaned                                             135,444,424
  Due to affiliates                                                                 437,426
  Accrued expenses                                                                  111,361
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  156,873,344
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $1,889,657,359
  Undistributed net investment income                                             3,588,915
  Accumulated net realized loss on investments                                 (384,091,644)
  Net unrealized loss on investments                                           (173,951,879)
-------------------------------------------------------------------------------------------
     Total net assets                                                        $1,335,202,751
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $914,148,335/63,275,498 shares)                          $        14.45
  Class B (based on $58,106,287/4,821,126 shares)                            $        12.05
  Class C (based on $79,615,301/6,664,866 shares)                            $        11.95
  Class R (based on $44,087,355/3,095,450 shares)                            $        14.24
  Class Y (based on $239,245,473/15,858,232 shares)                          $        15.09
MAXIMUM OFFERING PRICE:
  Class A ($14.45 [divided by] 94.25%)                                       $        15.33
-------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    25

Statement of Operations (unaudited)

For the Six Months Ended 4/30/09


INVESTMENT INCOME:
  Dividends                                                $16,777,436
  Interest                                                      27,726
  Litigation Fees                                               55,950
  Income from securities loaned, net                           821,277
-----------------------------------------------------------------------------------------
     Total investment income                                                $  17,682,389
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                               $ 4,388,995
   Performance Adjustment                                      943,620
  Transfer agent fees and expenses
   Class A                                                   1,147,983
   Class B                                                     172,407
   Class C                                                     144,800
   Class R                                                       7,382
   Class Y                                                       3,691
  Distribution fees
   Class A                                                   1,154,534
   Class B                                                     295,290
   Class C                                                     392,416
   Class R                                                      96,382
  Shareholder communications expense                           772,461
  Administrative fees                                          327,004
  Custodian fees                                                48,312
  Registration fees                                             46,585
  Professional fees                                             69,203
  Printing expense                                              30,111
  Fees and expenses of nonaffiliated trustees                   30,692
  Miscellaneous                                                 66,682
-----------------------------------------------------------------------------------------
     Total expenses                                                         $  10,138,550
     Less fees paid indirectly                                                     (4,820)
-----------------------------------------------------------------------------------------
     Net expenses                                                           $  10,133,730
-----------------------------------------------------------------------------------------
       Net investment income                                                $   7,548,659
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $(246,260,785)
-----------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                              $ 182,366,597
-----------------------------------------------------------------------------------------
  Net loss on investments                                                   $ (63,894,188)
-----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $ (56,345,529)
=========================================================================================


The accompanying notes are an integral part of these financial statements.


26    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Statements of Changes in Net Assets

For the Six Months Ended 4/30/09 and the Year Ended 10/31/08, respectively


-----------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/09            Year Ended
                                                             (unaudited)        10/31/08
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $    7,548,659     $    17,195,237
Net realized loss on investments                               (246,260,785)       (135,517,223)
Change in net unrealized loss on investments                    182,366,597        (832,460,307)
-----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations      $  (56,345,529)    $  (950,782,293)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.18 and $0.10 per share, respectively)         $  (12,524,109)    $    (8,273,155)
   Class B ($0.02 and $0.00 per share, respectively)                (86,636)                 --
   Class C ($0.04 and $0.00 per share, respectively)               (322,357)                 --
   Class R ($0.15 and $0.04 per share, respectively)               (423,518)           (109,982)
   Class Y ($0.28 and $0.18 per share, respectively)             (4,419,885)         (2,556,502)
Net realized gain:
   Class A ($0.00 and $1.66 per share, respectively)                     --        (132,284,457)
   Class B ($0.00 and $1.66 per share, respectively)                     --         (11,297,516)
   Class C ($0.00 and $1.66 per share, respectively)                     --         (14,319,888)
   Class R ($0.00 and $1.66 per share, respectively)                     --          (4,190,895)
   Class Y ($0.00 and $1.66 per share, respectively)                     --         (22,414,248)
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (17,776,505)    $  (195,446,643)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  120,283,221     $   374,428,951
Reinvestment of distributions                                    15,105,447         166,614,001
Cost of shares repurchased                                     (268,805,015)       (654,933,294)
-----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                      $ (133,416,347)    $  (113,890,342)
-----------------------------------------------------------------------------------------------
   Net decrease in net assets                                $ (207,538,381)    $(1,260,119,278)
NET ASSETS:
Beginning of period                                           1,542,741,132       2,802,860,410
-----------------------------------------------------------------------------------------------
End of period                                                $1,335,202,751     $ 1,542,741,132
-----------------------------------------------------------------------------------------------
Undistributed net investment income (end of period)          $    3,588,915     $    13,816,761
-----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    27

---------------------------------------------------------------------------------------------------------
                                     '09 Shares      '09 Amount             '08 Shares      '08 Amount
                                     (unaudited)     (unaudited)
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                            4,455,818     $  60,514,834           11,025,419     $ 228,871,310
Reinvestment of distributions            781,269        11,078,413            5,488,282       124,164,328
Less shares repurchased              (15,230,565)     (203,030,509)         (23,224,117)     (473,490,637)
---------------------------------------------------------------------------------------------------------
   Net decrease                       (9,993,478)    $(131,437,262)          (6,710,416)    $(120,454,999)
=========================================================================================================
Class B
Shares sold                              190,272     $   2,165,465              509,962     $   8,829,076
Reinvestment of distributions              6,632            78,693              545,043        10,274,003
Less shares repurchased               (1,047,197)      (11,672,970)          (2,283,474)      (38,922,977)
---------------------------------------------------------------------------------------------------------
   Net decrease                         (850,293)    $  (9,428,812)          (1,228,469)    $ (19,819,898)
=========================================================================================================
Class C
Shares sold                              501,729     $   5,656,909            1,010,302     $  17,512,622
Reinvestment of distributions             21,955           258,185              613,405        11,464,481
Less shares repurchased               (1,354,671)      (14,995,764)          (2,860,003)      (48,759,731)
---------------------------------------------------------------------------------------------------------
   Net decrease                         (830,987)    $  (9,080,670)          (1,236,296)    $ (19,782,628)
=========================================================================================================
Class R
Shares sold                              838,242     $  11,059,983            1,159,498     $  23,517,558
Reinvestment of distributions             27,187           380,340              179,875         4,009,148
Less shares repurchased                 (511,311)       (6,784,448)          (1,081,667)      (21,598,031)
---------------------------------------------------------------------------------------------------------
   Net increase                          354,118     $   4,655,875              257,706     $   5,928,675
=========================================================================================================
Class Y
Shares sold                            2,930,209     $  40,886,030            4,404,922     $  95,698,385
Reinvestment of distributions            223,939         3,309,816              705,557        16,702,041
Less shares repurchased               (2,312,710)      (32,321,324)          (3,356,387)      (72,161,918)
---------------------------------------------------------------------------------------------------------
   Net increase                          841,438     $  11,874,522            1,754,092     $  40,238,508
=========================================================================================================


The accompanying notes are an integral part of these financial statements.


28    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Financial Highlights


---------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/09         Year Ended
                                                             (unaudited)     10/31/08
---------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  15.04        $    25.62
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.09        $     0.17
 Net realized and unrealized gain (loss) on investments         (0.50)            (8.99)
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  (0.41)       $    (8.82)
Distributions to shareowners:
 Net investment income                                          (0.18)            (0.10)
 Net realized gain                                                 --             (1.66)
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.59)       $   (10.58)
---------------------------------------------------------------------------------------
Net asset value, end of period                               $  14.45        $    15.04
=======================================================================================
Total return*                                                   (2.70)%          (36.70)%
Ratio of net expenses to average net assets+                     1.50%**           1.13%
Ratio of net investment income to average net assets+            1.17%**           0.80%
Portfolio turnover rate                                            58%**             61%
Net assets, end of period (in thousands)                     $914,148        $1,101,941
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.50%**           1.13%
 Net investment income                                           1.17%**           0.80%
=======================================================================================



-------------------------------------------------------------------------------------------------------------------
                                                            Year Ended     Year Ended     Year Ended     Year Ended
                                                            10/31/07       10/31/06       10/31/05       10/31/04
-------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $    25.33     $    22.84     $    25.57     $    22.25
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.11     $     0.12     $     0.04     $     0.01
 Net realized and unrealized gain (loss) on investments           3.58           3.24           2.86           3.83
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $     3.69     $     3.36     $     2.90     $     3.84
Distributions to shareowners:
 Net investment income                                           (0.10)         (0.02)            --             --
 Net realized gain                                               (3.30)         (0.85)         (5.63)         (0.52)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $     0.29     $     2.49     $    (2.73)    $     3.32
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $    25.62     $    25.33     $    22.84     $    25.57
===================================================================================================================
Total return*                                                    16.47%         15.11%         11.90%         17.65%
Ratio of net expenses to average net assets+                      1.03%          1.08%          1.10%          1.21%
Ratio of net investment income to average net assets+             0.48%          0.46%          0.16%          0.05%
Portfolio turnover rate                                             54%            91%            74%            59%
Net assets, end of period (in thousands)                    $2,048,721     $1,946,583     $1,957,797     $1,547,823
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.02%          1.07%          1.10%          1.21%
 Net investment income                                            0.49%          0.47%          0.16%          0.05%
===================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09  29

-------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           4/30/09         Year Ended
                                                           (unaudited)     10/31/08
-------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 12.47         $ 21.65
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $  0.02         $ (0.01)
 Net realized and unrealized gain (loss) on investments      (0.42)          (7.51)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.40)        $ (7.52)
Distributions to shareowners:
 Net investment income                                       (0.02)             --
 Net realized gain                                              --           (1.66)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.42)        $ (9.18)
-------------------------------------------------------------------------------------
Net asset value, end of period                             $ 12.05         $ 12.47
=====================================================================================
Total return*                                                (3.24)%        (37.32)%
Ratio of net expenses to average net assets+                  2.57%**         2.09%
Ratio of net investment loss to average net assets+           0.10%**        (0.16)%
Portfolio turnover rate                                         58%**           61%
Net assets, end of period (in thousands)                   $58,106         $70,729
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.56%**         2.08%
 Net investment (income) loss                                 0.11%**        (0.15)%
=====================================================================================


--------------------------------------------------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended   Year Ended
                                                           10/31/07      10/31/06      10/31/05     10/31/04
--------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $  22.00      $  20.10      $  23.32     $  20.48
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $  (0.10)     $  (0.11)     $  (0.17)    $  (0.22)
 Net realized and unrealized gain (loss) on investments        3.05          2.86          2.58         3.55
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   2.95      $   2.75      $   2.41     $   3.33
Distributions to shareowners:
 Net investment income                                           --            --            --           --
 Net realized gain                                            (3.30)        (0.85)        (5.63)       (0.49)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.35)     $   1.90      $  (3.22)    $   2.84
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  21.65      $  22.00      $  20.10     $  23.32
==============================================================================================================
Total return*                                                 15.38%        14.09%        10.81%       16.64%
Ratio of net expenses to average net assets+                   1.97%         2.00%         2.06%        2.13%
Ratio of net investment loss to average net assets+           (0.46)%       (0.46)%       (0.80)%      (0.86)%
Portfolio turnover rate                                          54%           91%           74%          59%
Net assets, end of period (in thousands)                   $149,348      $166,294      $195,916     $208,844
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.95%         1.98%         2.06%        2.13%
 Net investment (income) loss                                 (0.44)%       (0.44)%       (0.80)%      (0.86)%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


30  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

-----------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                4/30/09        Year Ended
                                                                (unaudited)    10/31/08
-----------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $ 12.38        $  21.48
-----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.03       $    0.00(a)
 Net realized and unrealized gain (loss) on investments           (0.42)        ( 7.44)
-----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $ (0.39)     $   (7.44)
Distributions to shareowners:
 Net investment income                                            (0.04)            --
 Net realized gain                                                   --         ( 1.66)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $ (0.43)     $   (9.10)
-----------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 11.95       $   12.38
=========================================================================================
Total return*                                                     (3.11)%      (37.23)%
Ratio of net expenses to average net assets+                       2.40%**       1.98%
Ratio of net investment income (loss) to average net assets+       0.26%**     ( 0.05)%
Portfolio turnover rate                                              58%**          61%
Net assets, end of period (in thousands)                        $79,615        $92,814
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.40%**       1.97%
 Net investment income (loss)                                      0.26%**     ( 0.04)%
=========================================================================================


--------------------------------------------------------------------------------------------------------------------
                                                                Year Ended    Year Ended    Year Ended    Year Ended
                                                                10/31/07      10/31/06      10/31/05      10/31/04
--------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $  21.84       $  19.94       $ 23.15      $  20.34
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  (0.08)      $  (0.08)      $ (0.11)     $  (0.16)
 Net realized and unrealized gain (loss) on investments             3.02           2.83          2.53          3.46
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $   2.94       $   2.75       $  2.42      $   3.30
Distributions to shareowners:
 Net investment income                                                --             --            --            --
 Net realized gain                                                 (3.30)         (0.85)        (5.63)        (0.49)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  (0.36)      $   1.90       $ (3.21)     $   2.81
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  21.48       $  21.84       $ 19.94      $  23.15
====================================================================================================================
Total return*                                                      15.46%         14.20%        10.95%        16.60%
Ratio of net expenses to average net assets+                        1.87%          1.90%         1.95%         2.11%
Ratio of net investment income (loss) to average net assets+       (0.36)%        (0.36)%       (0.68)%       (0.88)%
Portfolio turnover rate                                               54%            91%           74%           59%
Net assets, end of period (in thousands)                        $187,566       $188,847       $183,357     $105,778
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.86%          1.89%         1.95%         2.11%
 Net investment income (loss)                                      (0.35)%        (0.35)%       (0.68)%       (0.88)%
====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+ Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.01 per share.


The accompanying notes are an integral part of these financial statements.


                    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09  31

-----------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                4/30/09        Year Ended
                                                                (unaudited)    10/31/08
-----------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $ 14.82        $ 25.26
-----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.07        $  0.11
 Net realized and unrealized gain (loss) on investments           (0.50)         (8.85)
-----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $ (0.43)       $ (8.74)
Distributions to shareowners:
 Net investment income                                            (0.15)         (0.04)
 Net realized gain                                                   --          (1.66)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $ (0.58)       $(10.44)
-----------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 14.24        $ 14.82
=========================================================================================
Total return*                                                     (2.88)%       (36.83)%
Ratio of net expenses to average net assets+                       1.80%**        1.40%
Ratio of net investment income (loss) to average net assets+       0.43%**        0.54%
Portfolio turnover rate                                              58%**          61%
Net assets, end of period (in thousands)                        $44,087        $40,614
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.80%**        1.40%
 Net investment income (loss)                                      0.43%**        0.54%
=========================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                Year Ended     Year Ended     Year Ended   Year Ended
                                                                10/31/07       10/31/06       10/31/05     10/31/04
---------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $ 25.06        $ 22.67        $ 25.46      $22.25
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.05        $  0.03        $ (0.01)     $ 0.06
 Net realized and unrealized gain (loss) on investments           3.53            3.23           2.85        3.74
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $  3.58        $  3.26        $  2.84      $ 3.80
Distributions to shareowners:
 Net investment income                                            (0.08)         (0.02)            --          --
 Net realized gain                                                (3.30)         (0.85)         (5.63)      (0.59)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  0.20        $  2.39        $ (2.79)     $ 3.21
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 25.26        $ 25.06        $ 22.67      $25.46
=====================================================================================================================
Total return*                                                     16.14%         14.79%         11.69%      17.50%
Ratio of net expenses to average net assets+                       1.33%          1.38%          1.32%       1.34%
Ratio of net investment income (loss) to average net assets+       0.18%          0.15%         (0.05)%     (0.16)%
Portfolio turnover rate                                              54%            91%            74%         59%
Net assets, end of period (in thousands)                        $62,741        $43,091        $17,702      $3,271
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.33%          1.37%          1.32%       1.34%
 Net investment income (loss)                                      0.18%          0.16%         (0.05)%     (0.16)%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


32  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

--------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/09        Year Ended
                                                             (unaudited)    10/31/08
--------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  15.76       $  26.73
--------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.11       $   0.26
 Net realized and unrealized gain (loss) on investments         (0.50)         (9.39)
--------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  (0.39)      $  (9.13)
Distributions to shareowners:
 Net investment income                                          (0.28)         (0.18)
 Net realized gain                                                 --          (1.66)
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.67)      $ (10.97)
--------------------------------------------------------------------------------------
Net asset value, end of period                               $  15.09       $  15.76
======================================================================================
Total return*                                                   (2.46)%       (36.41)%
Ratio of net expenses to average net assets+                     1.01%**        0.71%
Ratio of net investment income to average net assets+            1.65%**        1.23%
Portfolio turnover rate                                            58%**          61%
Net assets, end of period (in thousands)                     $239,245       $236,643
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.01%**        0.71%
 Net investment income                                           1.65%**        1.23%
======================================================================================


---------------------------------------------------------------------------------------------------------------
                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                           10/31/07      10/31/06      10/31/05      10/31/04
---------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $  26.31      $  23.68      $  26.17      $ 22.73
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.19      $   0.24      $   0.06      $  0.08
 Net realized and unrealized gain (loss) on investments        3.74          3.35          3.08         3.96
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   3.93      $   3.59      $   3.14      $  4.04
Distributions to shareowners:
 Net investment income                                        (0.21)        (0.11)           --           --
 Net realized gain                                            (3.30)        (0.85)        (5.63)       (0.60)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   0.42      $   2.63      $  (2.49)     $  3.44
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  26.73      $  26.31      $  23.68      $ 26.17
===============================================================================================================
Total return*                                                 16.84%        15.59%        12.61%       18.23%
Ratio of net expenses to average net assets+                   0.68%         0.62%         0.67%        0.78%
Ratio of net investment income to average net assets+          0.82%         0.92%         0.62%        0.46%
Portfolio turnover rate                                          54%           91%           74%          59%
Net assets, end of period (in thousands)                   $354,485      $291,513      $278,780      $50,081
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.68%         0.61%         0.67%        0.78%
 Net investment income                                         0.82%         0.93%         0.62%        0.46%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09  33

Notes to Financial Statements | 4/30/09 (unaudited)


1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for Class A, Class B, Class C and Class R shares. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


34    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2009 there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    35

   The tax character of distributions paid during the year ended October 31, 2008 was as follows:


-------------------------------------------------
                                             2008
-------------------------------------------------
   Distributions paid from:
   Ordinary income                    $46,238,056
   Long-term capital gain             149,208,587
-------------------------------------------------
     Total                           $195,446,643
=================================================

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2008:


-------------------------------------------------
                                             2008
-------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income      $13,678,221
   Capital loss carryforward         (125,606,123)
   Unrealized depreciation           (368,404,672)
-------------------------------------------------
     Total                          $(480,332,574)
=================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $52,665 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2009.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).


36    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


G. Option writing

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09 37 premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   During the six months ended April 30, 2009, the Fund did not write or exercise any option contracts.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is equal to 0.70% of the Fund's average daily net assets up to $500 million, 0.65% on the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell Midcap Value Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +0.10%. In addition, for the six months ended April 30, 2009, the aggregate performance adjustment resulted in an increase to the basic fee of $943,620. For the six months ended April 30, 2009, the net management fee was equivalent to 0.66% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $32,104 in management fees, administrative costs and certain other fees payable to PIM at April 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $382,689 in transfer agent fees payable to PIMSS at April 30, 2009.


4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for


38    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $22,633 in distribution fees payable to PFD at April 30, 2009. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2009, CDSCs in the amount of $64,300 were paid to PFD.


5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended April 30, 2009, expenses were not reduced under these agreements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2009, the Fund's expenses were reduced by $4,820 under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the



                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    39
limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2009, the Fund had no borrowings under this agreement.


7. New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


40    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    41

                           This page for your notes.






42    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

                           This page for your notes.






                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09    43

                           This page for your notes.






44    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2009

* Print the name and title of each signing officer under his or her signature.